Investment Strategy - Federated Hermes Short-Intermediate Total Return Bond Fund	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund expects that, under normal market conditions, income received from its portfolio of securities will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the investment adviser (the “Adviser”), benefit from anticipated changes in economic and market conditions.The Fund’s overall investment strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities, (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), mortgage-backed securities (MBS), asset-backed securities and investment-grade corporate securities.The Fund may invest its assets in securities of other investment companies, including the securities of affiliated exchange-traded funds and money market funds (“Underlying Funds”), as an efficient means of implementing its investment strategies and/or managing its uninvested cash. The Fund may also invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Adviser expects that, normally, no more than 35% of the Fund’s total assets will be invested in securities that are rated below investment grade (otherwise known as “junk bonds” or “leveraged loans”). The maximum amount that the Fund may invest in emerging market securities, including trade finance, is 10% of the Fund’s total assets. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (NRSRO). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Adviser. Investors in lower-rated, fixed income securities may receive higher yields as compensation for assuming higher credit risks. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund buys and sells securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. Within the context of its duration, yield curve and sector allocation strategies, the Fund will select individual securities that will, in the opinion of the Adviser, benefit from anticipated changes in economic and market conditions. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but, under normal market conditions, the Fund’s dollar-weighted average effective duration is expected to be within a range of 1.5 to 3.5 years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Within the above limitations the Adviser utilizes a four-part decision-making process. First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark. This four-part investment process is designed to capitalize on the depth of experience and focus of each of the Adviser’s fixed-income sector teams–government, corporate, mortgage-backed, asset-backed, high-yield and international (including emerging markets and trade finance).The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income securities. The Fund will notify shareholders at least 60 days in advance of any changes in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s overall investment strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities, (including mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities), mortgage-backed securities (MBS), asset-backed securities and investment-grade corporate securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund expects that, under normal market conditions, income received from its portfolio of securities will comprise the largest component of its total return. The Fund seeks to provide the appreciation component of total return by selecting those securities whose prices will, in the opinion of the investment adviser (the “Adviser”), benefit from anticipated changes in economic and market conditions.The Fund may invest its assets in securities of other investment companies, including the securities of affiliated exchange-traded funds and money market funds (“Underlying Funds”), as an efficient means of implementing its investment strategies and/or managing its uninvested cash. The Fund may also invest in derivative contracts or hybrid instruments (such as, for example, futures contracts, option contracts and swap contracts) to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Adviser expects that, normally, no more than 35% of the Fund’s total assets will be invested in securities that are rated below investment grade (otherwise known as “junk bonds” or “leveraged loans”). The maximum amount that the Fund may invest in emerging market securities, including trade finance, is 10% of the Fund’s total assets. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (NRSRO). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Adviser. Investors in lower-rated, fixed income securities may receive higher yields as compensation for assuming higher credit risks. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer the best balance between total return and risk and thus offer the greatest potential for return. The Fund buys and sells securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. Within the context of its duration, yield curve and sector allocation strategies, the Fund will select individual securities that will, in the opinion of the Adviser, benefit from anticipated changes in economic and market conditions. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but, under normal market conditions, the Fund’s dollar-weighted average effective duration is expected to be within a range of 1.5 to 3.5 years. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Within the above limitations the Adviser utilizes a four-part decision-making process. First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. Second, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve. Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. Finally, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific benchmark. This four-part investment process is designed to capitalize on the depth of experience and focus of each of the Adviser’s fixed-income sector teams–government, corporate, mortgage-backed, asset-backed, high-yield and international (including emerging markets and trade finance).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income securities.